Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 12,402	$ 11,974	$ 11,025
Accumulated depreciation	$ 883,472	$ 856,588	$ 811,013
Levi Strauss & Co. stockholders' equity
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	270,000,000	270,000,000	270,000,000
Common stock, shares issued	37,467,356	37,470,158	37,460,145
Common stock, shares outstanding	37,467,356	37,470,158	37,460,145